NOTES PAYABLE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt
Notes payable - bank acceptance notes	$ 9,425,071	$ 8,895,107
Restricted cash	$ 7,980,907	6,025,718
Bank fee percentage	0.05%
Principal amount on commission of issuance on restricted cash	$ 7,980,000.0000	6,020,000.0000
Bank Acceptance Note One [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 760,086
Repayment date	Dec. 16, 2021
Bank Acceptance Note Two [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,824,207
Repayment date	Sep. 07, 2021
Bank Acceptance Note Three [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,824,207
Repayment date	Sep. 07, 2021
Bank Acceptance Note Four [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 760,086
Repayment date	Apr. 09, 2021
Bank Acceptance Note Five [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,520,173
Repayment date	Mar. 27, 2021
Bank Acceptance Note Six [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,520,173
Repayment date	Mar. 18, 2021
Bank Acceptance Note Seven [Member]
Short-term Debt
Notes payable - bank acceptance notes	$ 1,216,139
Repayment date	Mar. 18, 2021
Bank Acceptance Note Eight [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 1,147,756
Repayment date		Sep. 05, 2020
Bank Acceptance Note Nine [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 3,443,266
Repayment date		Aug. 30, 2020
Bank Acceptance Note Ten [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 1,434,695
Repayment date		Jul. 15, 2020
Bank Acceptance Note Eleven [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 1,434,695
Repayment date		Jul. 12, 2020
Bank Acceptance Note Twelve [Member]
Short-term Debt
Notes payable - bank acceptance notes		$ 1,434,695
Repayment date		Sep. 05, 2020